Long - Term Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 28, 2021	Jan. 01, 2021	Apr. 20, 2020	Apr. 02, 2020	Oct. 31, 2020	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 25, 2018
Debt Instrument [Line Items]
Interest expense									$ 4,500	$ 700
Warrants outstanding									722,586
Unamortized debt discount									$ 12,200	$ 3,498
Loss on extinguishment							$ (131,908)
2018 Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate terms							The 2018 Term Loans bear an interest rate equal to the greater of (i) 5.25% or (ii) 1.5% above the Prime Rate. The 2018 Equipment Advances bear an interest rate equal to the greater of (i) 5.25% or (ii) 1.0% above the Prime Rate. As of December 31, 2019, the interest rate is 6.25% for the 2018 Term Loans and 5.75% for the 2018 Equipment Advances. As of December 31, 2020, the interest rate for the 2018 Term Loans and the 2018 Equipment Advances is 5.25%.		The 2018 Term Loans bear an interest rate equal to the greater of (i) 5.25% or (ii) 1.5% above the Prime Rate. The 2018 Equipment Advances bear an interest rate equal to the greater of (i) 5.25% or (ii) 1.0% above the Prime Rate. As of December 31, 2019, the interest rate is 6.25% for the 2018 Term Loans and 5.75% for the 2018 Equipment Advances. As of December 31, 2020, the interest rate for the 2018 Term Loans and the 2018 Equipment Advances is 5.25%.
Deferred principal amount				$ 2,000
Common Class A | 2018 Loan Agreement [Member]
Debt Instrument [Line Items]
Warrants outstanding											722,586
Warrants exercise price											$ 0.16
Warrants exercisable period											10 years
Series C Convertible Preferred Stock | Maximum
Debt Instrument [Line Items]
Conversion price per share	$ 1.71
Series C Convertible Preferred Stock | Minimum
Debt Instrument [Line Items]
Conversion price per share	$ 1.33
2018 Term Loans [Member] | 2018 Loan Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 3,000
Debt instrument, interest rate							5.25%		5.25%	6.25%
2018 Equipment Advances [Member] | 2018 Loan Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 7,000
Debt instrument, interest rate							5.25%		5.25%	5.75%
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate								1.00%	1.00%
Proceeds from loan			$ 4,900
Debt maturity period								2 years	2 years
June 2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate terms						Compounded annually on basis of 360-days year of twelve 30-day months.
Convertible promissory notes issued						$ 14,800
Convertible Notes maturity date						Jun. 10, 2021
June 2019 Convertible Notes [Member] | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate						2.37%
June 2019 Convertible Notes [Member] | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate						2.13%
October 2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate terms					Compounded annually on basis of 360-days year of twelve 30-day months.
Debt instrument, interest rate					1.69%
Convertible promissory notes issued					$ 45,000
Convertible Notes maturity date					Oct. 01, 2021
October 2019 Convertible Notes [Member] | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate					1.59%
October 2019 Convertible Notes [Member] | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate					1.85%
Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible debt, beneficial conversion features									$ 9,719
Convertible debt, interest expense									700
Fair value of the Convertible Notes									297,200
Unamortized debt discount									$ 12,200	$ 3,498
Convertible Notes [Member] | Next Equity Financing [Member]
Debt Instrument [Line Items]
Convertible notes, conversion features							Upon the Company’s next equity financing yielding at least $20 million in a single transaction for the June 2019 Convertible Notes and $50 million in a single transaction for the October 2019 Convertible Notes (“Next Equity Financing”), the Convertible Notes shall automatically convert into those equity securities issued at a price lesser of 80% of the qualified financing price or a per share price reflecting a pre-money, fully-diluted valuation of $350 million for the June 2019 Convertible Notes and $450 million for the October 2019 Convertible Notes.		Upon the Company’s next equity financing yielding at least $20 million in a single transaction for the June 2019 Convertible Notes and $50 million in a single transaction for the October 2019 Convertible Notes (“Next Equity Financing”), the Convertible Notes shall automatically convert into those equity securities issued at a price lesser of 80% of the qualified financing price or a per share price reflecting a pre-money, fully-diluted valuation of $350 million for the June 2019 Convertible Notes and $450 million for the October 2019 Convertible Notes.
Convertible Notes [Member] | Changes In Control [Member]
Debt Instrument [Line Items]
Convertible notes, conversion features							In the event of a change of control, immediately prior, the note shall convert into cash equal to 1.5 times the outstanding principal and any accrued but unpaid interest or at the option of the holder convert into common stock at a price per share equal to the lesser of 80% of the change of control price per common stock or a per share price reflecting a pre-money, fully-diluted valuation of $500 million for the June 2019 Convertible Notes and $450 million for the October 2019 Convertible Notes.		In the event of a change of control, immediately prior, the note shall convert into cash equal to 1.5 times the outstanding principal and any accrued but unpaid interest or at the option of the holder convert into common stock at a price per share equal to the lesser of 80% of the change of control price per common stock or a per share price reflecting a pre-money, fully-diluted valuation of $500 million for the June 2019 Convertible Notes and $450 million for the October 2019 Convertible Notes.
Convertible Notes [Member] | Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Convertible promissory notes issued	$ 61,000
Purchase price per share	$ 6.62
Convertible Preferred Shares	38,323,292
Convertible Notes [Member] | Series C Preferred Stock [Member] | Maximum
Debt Instrument [Line Items]
Conversion price per share	$ 1.71
Price per share	1.71
Convertible Notes [Member] | Series C Preferred Stock [Member] | Minimum
Debt Instrument [Line Items]
Conversion price per share	1.33
Price per share	$ 1.33
Convertible Notes [Member] | ASU 2020-06
Debt Instrument [Line Items]
Increase in Convertible notes		$ 9,000
Decrease in additional paid in capital		(9,700)
Decrease in additional paid in capital		$ (700)
June 2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt settlement amount							$ 20,000
Unamortized debt discount							14,500
Accrued and unpaid interest							600
October 2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt settlement amount							50,000
Unamortized debt discount							42,600
Accrued and unpaid interest							600
Carrying amount plus accrued and unpaid interest	$ 43,200
Loss on extinguishment							$ (133,800)
October 2019 Convertible Notes [Member] | Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Purchase price per share							$ 6.62
Aggregate Share issued for settlement							26,727,308
Fair value of convertible preferred stock							$ 177,000